Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2026
Contract with Customer, Liability [Abstract]
Schedule of deferred revenue and customer advances

Deferred revenue and customer advances primarily represent service fees prepaid by merchants or customers for which the relevant services have not been provided. The respective balances are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Deferred revenue	44,138	46,079
Customer advances	28,733	36,221
	72,871	82,300
Less: current portion	(68,335)	(77,415)
Non-current portion	4,536	4,885